Equity and Noncontrolling Interests Equity Attributable to Johnson Controls, Inc. and Noncontrolling Interests (Additional Information) (Details) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($) $ / shares	Sep. 02, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Equity, Class of Treasury Stock [Line Items]
Stockholders Equity, Change due to Merger			$ 15,808
Business Combination, Consideration Transferred			$ 19,671
Business Combination, Number of Acquiree Shares Outstanding Prior to Acquisition | shares			427,181,743
Common Stock, Value, Issued	$ 9	$ 7	$ 9	$ 7		$ 0
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value							$ 691
Cash dividends common, per share | $ / shares	$ 0.29	$ 0.26	$ 1.16	$ 1.04	$ 0.88
Business Combination, Share Consolidation Ratio			0.955
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			407,958,565
Business Combination, Number of Acquiror Shares Outstanding Prior to Acquisition | shares			638,300,000
Business Combination, Cash Consideration paid to JCI Inc. shareholders			$ 3,864
Business Combination, Consideration Transferred per Share | $ / shares			$ 34.88
Business Combination, Reduction in Number of Acquiror Shares due to Cash Consideration Paid by Acquiree | shares			(110,800,000)
Business Combination, Adjusted Number of Acquiror Shares Outstanding Prior to Acquisition | shares			527,500,000
Common Stock, Shares, Outstanding | shares						935,500,000
Treasury Stock, Value, Acquired, Cost Method			$ 501	$ 1,362	$ 1,249
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, NonControlling Interest	$ 34		34
Post Merger Stock Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount	1,000		1,000
PreMerger Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount	$ 3,650		$ 3,650